Additional information about derivatives financial instruments - Options related to MBR shares (Details) EquityInstruments in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) R$ / shares EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (67)	$ (240)	$ (1,602)
Options related to Mineraes Brasileiras Reunidas S.A. ("MBR") shares
Derivative financial instruments.
Notional (quantity) | EquityInstruments	2,139	2,139
Average strike per share | R$ / shares	1.7
Fair value of assets	$ 279	$ 251
Value at risk	15
Options related to Mineraes Brasileiras Reunidas S.A. ("MBR") shares | 2019+
Derivative financial instruments.
Fair value of assets	$ 279